Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Unvested Restricted Stock

The following tables set forth the LTIP activity for the periods indicated (in thousands, except share and per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2020	1,502,690	$10.25
Granted	1,080,905	$4.96
Vested and issued	(307,599)	$10.36
Forfeited	(31,001)	$10.45
Unvested at March 31, 2020	2,244,995	$7.72

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2019	725,200	$10.94
Granted	-	$-
Vested and issued	-	$-
Forfeited	-	$-
Unvested at March 31, 2019	725,200	$10.94

Schedule of Stock-based Compensation

Stock-based compensation has been recorded in the Condensed Consolidated Statement of Operations as follows (in thousands):

	Cost of services	Selling, general and administrative expense	Total
Quarter ended March 31, 2020	$726	$909	$1,635
Quarter ended March 31, 2019	370	370	740